UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07618

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (807) 221-5672

Date of fiscal year end: September 30, 2007

Date of reporting period: June 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Municipal Income Fund

II Arizona Portfolio

Portfolio of Investments

June 30, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS—98.5%
Long-Term Municipal Bonds—96.8%
Arizona—80.6%
Arizona Cap Facs Fin Corp Student Hsg Rev (Arizona St Univ Proj)
Series 00
6.25%, 9/01/32	$2,000	$2,079,600
Arizona Game & Fish Dept
Series 2006
5.00%, 7/01/26	1,000	1,020,310
Arizona Hlth Fac Auth Hosp Rev (Phoenix Childrens Hosp) (Prerefunded)
Series 02A
6.00%, 2/15/32	5,700	6,207,813
Arizona Hlth Facs Auth Phoenix Children’s Hosp
4.73%, 2/01/42 (a)	1,150	1,155,554
Arizona Hlth Facs Auth (Blood System Inc.)
Series 04
5.00%, 4/01/19	750	764,550
Arizona Sch Fac Bnd
Series 01
5.00%, 7/01/19	6,730	6,993,412
Arizona State Transp Brd Hwy Rev
Series 2006
5.00%, 7/01/20	5,000	5,266,250
Series 04B
5.00%, 7/01/24	4,300	4,451,145
Arizona State Univ COP (Research Infrastructure Projs)
AMBAC Series 05A
5.00%, 9/01/23	2,000	2,067,960
Arizona Student Loan Auth AMT
Series 99B-1
5.90%, 5/01/24	1,500	1,567,665
Arizona Tourism & Sports Auth (Multipurpose Stadium Fac)
MBIA Series 03A
5.00%, 7/01/25	2,400	2,468,712

Arizona Wtr Infrastructure Fin Auth (Wtr Quality)
Series 06A
5.00%, 10/01/24	4,000	4,183,400
Estrella Mtn Ranch CFD (Desert Village)
7.375%, 7/01/27	1,741	1,901,154
Estrella Mtn Ranch CFD (Golf Village)
Series 01A
7.875%, 7/01/25	3,355	3,655,004
Gilbert Wtr Res Muni Ppty Corp (Wastewater Sys & Util Rev)
Series 04
4.90%, 4/01/19	2,500	2,518,250
Glendale IDA (John C Lincoln Hlth)
Series 05B
5.25%, 12/01/22	1,000	1,030,080
Glendale IDA (Midwestern Univ)
Series 01A
5.875%, 5/15/31	3,770	4,062,552
Goodyear CFD (Palm Valley)
Series 96C
7.25%, 7/01/16	2,900	2,932,538
Goodyear IDA Wtr & Swr Rev (Litchfield Pk Svc Proj) AMT
Series 99
5.95%, 10/01/23	3,160	3,263,743
Greater Arizona Dev Auth Infrastructure Rev
MBIA Series 05A
5.00%, 8/01/21	1,600	1,670,112
MBIA Series 05B
5.00%, 8/01/25	4,320	4,509,302
Hassayampa CFD
Series 96
7.75%, 7/01/21	2,670	2,729,221
Hassayampa CFD #2 (Forest Ridge Estates)
Series 00
7.50%, 7/01/24	785	842,446
Maricopa Cnty SFMR (Mortgage Rev) AMT
GNMA/ FNMA/ FHLMC Series 00-1C
6.25%, 12/01/30	25	25,078
GNMA/ FNMA/ FHLMC Series 01
5.63%, 3/01/33	695	712,722
GNMA/ FNMA/ FHLMC Series 02-B1
6.20%, 3/01/34 (b)	135	135,292

Mesa Cnty IDA (Discovery Hlth Sys)
MBIA Series 99A
5.75%, 1/01/25	15,000	15,784,650
Nogales Municipal Dev Auth
AMBAC Series 05
5.00%, 6/01/27	1,000	1,034,260
Northern Arizona Univ COP (Northern Arizona University Research Projs)
AMBAC Series 04
5.125%, 9/01/21—9/01/24	7,140	7,541,439
Phoenix Civic Impt Corp Excise Tax Rev (Civic Plaza Exp Proj)
FGIC Series 05A
5.00%, 7/01/23	5,500	5,731,495
Phoenix IDA (Capitol Mall LLC Proj)
AMBAC Series 05
5.00%, 9/15/25	5,935	6,156,732
Phoenix IDA SFMR (Mortgage Rev) AMT
GNMA/ FNMA/ FHLMC Series 02A-1
5.75%, 9/01/33 (b)	60	60,121
Pima Cnty IDA (Horizon Cmnty Learning Center)
Series 05
5.125%, 6/01/20	1,500	1,493,625
Pima Cnty IDA MFHR (La Hacienda)
GNMA Series 99
7.00%, 12/20/31	1,290	1,458,758
Pima Cnty IDA SFMR
GNMA/ FNMA Series 01A-1
5.35%, 11/01/24	5	5,005
Pima Cnty IDA SFMR (Mortgage Rev) AMT
GNMA/ FNMA Series 99B-1
6.10%, 5/01/31	80	80,218
Pinal Cnty COP
Series 04
5.00%, 12/01/24	3,780	3,840,593
Pinal Cnty IDA Correctional Facs Contract (Florence West Prison Proj)
ACA Series 06A
5.25%, 10/01/22	1,400	1,451,758
Pinal Cnty Prop Corp.
AMBAC Series 01
5.125%, 6/01/21	1,000	1,033,860
Queen Creek Impr Dist No 1
5.00%, 1/01/26	600	599,778
Show Low Assessment Dist #6 (Torreon)
ACA Series 00
6.00%, 1/01/18	955	999,188

Show Low IDA Hosp Rev (Navapache Regl Med Ctr)
RADIAN Series 05
5.00%, 12/01/25	1,415	1,454,026
Stoneridge CFD
Series 01
6.75%, 7/15/26	1,650	1,801,041
Sundance CFD
Series 02
7.75%, 7/01/22	2,225	2,396,681
Tax Exempt Municipal Infrastructure Trust
Series 04B, Class A
4.05%, 12/01/08 (c)	4,470	4,386,232
Tempe Excise Tax Rev
5.00%, 7/01/24	1,035	1,073,616
Tolleson IDA MFHR (Copper Cove) AMT
GNMA Series 01A
5.50%, 11/20/41	5,825	5,960,082
Tucson & Pima HFA SFMR(Mortgage Rev) AMT
GNMA/ FNMA Series 02A
5.50%, 1/01/35 (b)	480	484,080
Tucson & Pima IDA SFMR (Mtg Bkd Secs Prog) AMT
GNMA/ FNMA/ FHLMC Series 01A-1
6.35%, 1/01/34 (b)	810	828,435
Tucson Airport Auth Rev AMT
AMBAC Series 01
5.35%, 6/01/31	6,475	6,630,206
Tucson COP
MBIA Series 04A
5.00%, 7/01/23 – 7/01/24	6,100	6,327,393
Tucson IDA (University of Arizona)
AMBAC Series 02A
5.00%, 7/15/32	1,000	1,020,460
Univ Med Ctr Corp
5.00%, 7/01/35	3,500	3,502,275
Univ of Arizona COP
5.00%, 6/01/12	3,040	3,169,960
5.25%, 6/01/14 – 6/01/15	5,000	5,335,520
West Campus Hsg LLC Student Hsg Rev (Arizona State University West Campus)
AMBAC Series 05
5.00%, 7/01/30	1,500	1,546,815
Yavapai Cnty Hosp Rev (Regional Medical Center)
RADIAN Series 03A
5.25%, 8/01/21	4,000	4,127,680

		165,529,847

Florida—0.7%
Double Branch CDD (Oakleaf Village)
Series 02A
6.70%, 5/01/34	980	1,072,600
Fiddlers Creek CDD (Prerefunded)
Series 99B
5.80%, 5/01/21	405	412,918

		1,485,518

Puerto Rico—14.6%
Puerto Rico Comwlth GO (Pub Impt)
5.25%, 7/01/23	575	604,854
Series 01A
5.50%, 7/01/19	500	544,000
Series 03A
5.25%, 7/01/23	500	520,290
Puerto Rico Comwlth Govt Dev Bank (Sr Notes)
Series 06B
5.00%, 12/01/15	500	520,870
Puerto Rico Convention Ctr Dist Auth Hotel Occupancy Rev
AMBAC Series 06A
5.00%, 7/01/18	6,000	6,328,680
Puerto Rico Elec Pwr Auth
5.00%, 7/01/22	2,390	2,477,498
Puerto Rico Elec Pwr Auth
5.00%, 7/01/20	4,010	4,166,590
Puerto Rico GO
FGIC Series 02A
5.00%, 7/01/32	2,500	2,616,650
Puerto Rico HFA (Cap Fd Prog)
5.00%, 12/01/17	4,870	5,078,290
Puerto Rico Hwy & Transp Auth
5.00%, 7/01/32	3,400	3,517,704
Puerto Rico IFA (Ascension Health)
Series 00A
6.125%, 11/15/30	1,500	1,605,030
Univ of Puerto Rico
Series Q
5.00%, 6/01/18	1,855	1,922,355

		29,902,811

Texas—0.9%
Texas Turnpike Auth
AMBAC Series 02A
5.50%, 8/15/39	1,750	1,845,358

Total Long-Term Municipal Bonds (cost $194,324,674)		198,763,534

Short-Term Municipal Notes—1.7%
Alaska—0.7%
Valdez Marine Term Rev (BP Pipelines, Inc. Proj)
Series 03A
3.92%, 6/01/37 (d)	500	500,000
Series 03B
3.92%, 7/01/37 (d)	500	500,000
Series 03C
3.92%, 7/01/37 (d)	500	500,000

		1,500,000

California—0.3%
California State GO
3.80%, 5/01/34 (d)	500	500,000

Kentucky—0.7%
Christian Cnty Assoc
Series A
3.86%, 4/01/37 (d)(e)	1,500	1,500,000

Total Short-Term Municipal Notes (cost $3,500,000)		3,500,000

Total Investments—98.5% (cost $197,824,674)		202,263,534
Other assets less liabilities—1.5%		3,137,433

Net Assets—100.0%		$205,400,967

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
CitiGroup, Inc.	$265	6/01/12	BMA	3.628%	$(1,559)
CitiGroup, Inc.	2,700	11/10/26	3.884%	BMA	98,565
JPMorgan Chase	1,000	10/01/07	BMA	3.635%	(453)
JPMorgan Chase	7,500	11/10/11	BMA	3.482%	(77,669)
Merrill Lynch	1,100	7/12/08	BMA	3.8154%	1,842
Merrill Lynch	1,440	2/12/12	BMA	3.548%	(12,453)
Merrill Lynch	1,000	8/09/26	4.0632%	BMA	14,789

(a)	Floating Rate Security. Stated interest rate was in effect at June 30, 2007.
(b)	Variable rate coupon, rate shown as of June 30, 2007.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the aggregate market value of these securities amounted to $4,386,232 or 2.1% of net assets.

(d)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(e)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

Glossary:
ACA	—	American Capital Access Financial Guaranty Corporation
AMBAC	—	American Bond Assurance Corporation
AMT	—	Alternative Minimum Tax (subject to)
BMA	—	Bond Market Association
CDD	—	Community Development District
CFD	—	Community Facilities District
COP	—	Certificate of Participation
FGIC	—	Financial Guaranty Insurance Company
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance Inc.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
HFA	—	Housing Finance Authority
IDA	—	Industrial Development Authority/Agency
IFA	—	Industrial Finance Authority
MBIA	—	Municipal Bond Investors Assurance
MFHR	—	Multi-Family Housing Revenue
RADIAN	—	Radian Group, Inc.
SFMR	—	Single Family Mortgage Revenue

AllianceBernstein Municipal Income Fund

II—Florida Portfolio

Portfolio of Investments

June 30, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS—99.2%
Long-Term Municipal Bonds—93.2%
Florida—66.6%
Beacon Tradeport CDD
Series 02B
7.25%, 5/01/33	$855	$905,436
Bonnet Creek Resort CDD
Series 02
7.25%, 5/01/18	2,000	2,149,380
Brevard Cnty Loc Opt Fuel Tax Rev
FGIC Series 05
5.00%, 8/01/25	3,290	3,393,470
Capital Trust Agy Arpt Fac (Cargo Acq Grp) AMT
Series 02
6.25%, 1/01/19	495	521,730
Series 03
5.75%, 1/01/32	2,000	2,073,780
Concorde Estates CDD
Series 04B
5.00%, 5/01/11	900	891,927
Crossings at Fleming Island CDD (Eagle Harbor)
Series 00C
7.10%, 5/01/30	2,240	2,355,091
Dade Cnty HFA MFHR (Golden Lakes Apts) AMT
Series 97A
6.00%, 11/01/32	250	253,700
6.05%, 11/01/39	750	761,745
Deltona Util Sys Rev
MBIA Series 03
5.125%, 10/01/27	2,440	2,523,326
Florida HFA MFHR (Turtle Creek Apts) AMT
AMBAC Series 96C
6.20%, 5/01/36	3,245	3,288,645
Florida HFC MFHR (Cobblestone Apts) AMT
GNMA Series 00K-1
6.10%, 6/01/42	7,730	8,123,457

Florida HFC MFHR (Logans Pointe Apts) AMT
FSA Series 99
6.00%, 6/01/39 (a)	5,055	5,238,800
Florida HFC MFHR (Mystic Pointe II) AMT
GNMA Series 00
6.30%, 12/01/41	1,165	1,220,757
Florida HFC MFHR (Sabal Chase Apts) AMT
FSA Series 00
6.00%, 5/01/40	3,650	3,809,760
Florida HFC MFHR (Spring Harbor Apts) AMT
Series 99C-1
5.90%, 8/01/39	2,540	2,605,329
Florida HFC MFHR (Walker Ave Club) AMT
FSA Series 00L-1
6.00%, 12/01/38	3,435	3,532,485
Florida HFC MFHR (Waverly Apts) AMT
FSA Series 00C-1
6.50%, 7/01/40	2,790	2,917,057
Florida State Brd of Ed GO
MBIA Series 02A
5.00%, 6/01/32 (b)	2,500	2,553,675
Gateway CDD (Sun City Center)
Series 03B
5.50%, 5/01/10	380	380,764
Hamal CDD (Prerefunded)
Series 01
6.65%, 5/01/21	1,100	1,210,517
Herons Glen Recreation Dist
Series 99
5.90%, 5/01/19	2,525	2,627,692
Highlands Cnty Hlth Facs Auth (Adventist/Sunbelt Hosp)
Series 01A
6.00%, 11/15/31	2,000	2,168,660
Indian River Cnty Sch Brd COP
MBIA Series 05
5.00%, 7/01/23	2,480	2,555,714
Indian Trace Dev Dist Spl Assmt (Wtr Mgmt Spl Benefit)
MBIA Series 05
5.00%, 5/01/22	680	705,072
Jacksonville Elec Auth
AMBAC Series 02B
5.00%, 10/01/26	3,925	4,022,772
Jacksonville Elec Auth (Prerefunded)
Series 02A
5.50%, 10/01/41	3,750	3,765,075

Lee Cnty Arpt Rev (Southwest Int'l Arpt) AMT
FSA Series 00A
6.00%, 10/01/32	13,500	14,207,265
Lee Cnty Hlth Facs Auth Rev (Shell Point) (Prerefunded)
Series 99A
5.50%, 11/15/29	2,000	2,088,740
Manatee Cnty Hsg Fin Agy SFMR (Mortgage Rev) AMT
GNMA Series 99
6.25%, 11/01/28	300	304,374
Marshall Creek CDD
Series 02A
6.625%, 5/01/32	900	969,840
Miami Beach Hlth Facs Auth Rev (Mt Sinai Med Ctr)
Series 01A
6.80%, 11/15/31	1,600	1,724,368
Miami-Dade Cnty HFA MFHR (Cntry Club Villas Apts) AMT
Series 99A
6.20%, 10/01/39	5,145	5,312,007
Miami-Dade Cnty HFA SFMR (Home Ownship Mortgage) AMT
GNMA/ FNMA Series 00A-1
6.00%, 10/01/32	870	873,393
Miromar Lakes CDD
Series 00A
7.25%, 5/01/12	2,855	2,957,552
North Broward Hosp Dist Rev (Prerefunded)
Series 01
6.00%, 1/15/31	1,500	1,606,725
North Broward Hosp Dist Rev (Unrefunded)
Series 01
6.00%, 1/15/31	200	211,526
North Miami HFA Rev (Catholic Hlth Svcs Oblig Grp)
Series 96
6.00%, 8/15/24	1,200	1,214,364
Northern Palm Beach Assessment Dist (Unit Development 27B)
Series 02
6.40%, 8/01/32	1,110	1,152,646
Northern Palm Beach Cnty
6.10%, 8/01/21	655	703,044
Northern Palm Beach Cnty Impt Dist (Mirasol Unit #43)
6.125%, 8/01/31	1,000	1,086,420

Orange Cnty HFA MFHR (Loma Vista Proj) AMT
Series 99G
5.50%, 3/01/32	2,000	2,001,140
Orange Cnty HFA Rev (Mayflower Retirement Proj)
RADIAN Series 99
5.25%, 6/01/29	1,060	1,084,444
Orange Cnty Hospital Rev (Orlando Regional) (Prerefunded)
Series 02
5.75%, 12/01/32	1,320	1,428,570
Palm Beach Cnty Pub Impt Rev (Biomedical Research Pk Proj)
AMBAC Series 05A
5.00%, 6/01/22	7,000	7,239,820
Preserve at Wilderness Lake CDD
Series 02A
7.10%, 5/01/33	1,455	1,566,046
South Miami Hlth Facs Hosp Rev (Baptist Health)
5.25%, 11/15/33	2,000	2,112,460
Tallahassee Hosp Rev (Tallahassee Memorial)
Series 00
6.375%, 12/01/30	2,750	2,866,902
Tampa Higher Ed (Tampa University Proj)
RADIAN Series 02
5.625%, 4/01/32	3,175	3,339,497
Village Ctr CDD
5.125%, 10/01/28	1,000	1,037,550
Volusia Cnty Ed Fac Auth (Embry Riddle Aero Univ)
Series 99A
5.75%, 10/15/29	2,000	2,051,960
Waterlefe CDD
Series 01
6.95%, 5/01/31	690	742,185
West Palm Beach Comnty Redev Agy (Northwood-Pleasant Cmnty Redev)
5.00%, 3/01/25 – 3/01/29	3,640	3,684,920

		130,123,574

Arizona—0.9%
Arizona Hlth Facs Auth Phoenix Children's Hosp
4.73%, 2/01/42 (c)	1,250	1,256,037
Queen Creek Impr Dist No 1
5.00%, 1/01/26	600	599,778

		1,855,815

Colorado—0.6%
Colorado Hlth Facs Auth (Evangelical Lutheran Proj)
5.25%, 6/01/23	360	371,610
Colorado Hlth Facs Auth (Evangelical Lutheran)
5.25%, 6/01/19	340	352,213
Vista Ridge Metropolitan Dist.
5.00%, 12/01/26	500	506,720

		1,230,543

District Of Columbia—2.6%
Washington Convention Center Auth
5.00%, 10/01/23	5,000	5,171,650

Illinois—1.3%
Chicago Il Increment Allocation
7.46%, 2/15/26	830	880,481
Hampshire Il Spl Svc Area 14
5.80%, 3/01/26	775	778,604
Manhattan (No 04-1 Brookstone Springs Proj)
Series 05
5.875%, 3/01/28	775	790,081

		2,449,166

Indiana—3.5%
Franklin Twp Ind Bldg
5.00%, 7/15/21	3,715	3,866,349
Franklin Twp Ind Sch Bldg
5.00%, 7/15/22	2,910	3,021,686

		6,888,035

Iowa—0.1%
Coralville Urban Rev Tax Incr
Series 07C
5.00%, 6/01/18	100	101,715

Kansas—0.2%
Lenexa KS Hlth Care Fac
5.25%, 5/15/22	390	393,861

Louisiana—1.9%
Ernest N Morial-New Orleans (Exhibit Hall Auth Spl Tax)
AMBAC Series A
5.25%, 7/15/16 – 7/15/17	1,185	1,250,152
Lafayette LA Communications
5.25%, 11/01/20	2,215	2,371,600

		3,621,752

Minnesota—1.5%
Maple Grove Minn Hlth Care
5.00%, 5/01/22	1,350	1,367,685
St. Paul Hsg & Redev Auth Hosp Rev (Healtheast Proj)
Series 05
6.00%, 11/15/25	500	545,565
Western Minnesota Municipal Pwr Agy
5.00%, 1/01/17	900	955,863

		2,869,113

Missouri—0.1%
Riverside IDA (Riverside Horizons Proj)
ACA Series 07A
5.00%, 5/01/27	160	161,597

New Mexico—2.4%
Clayton N Mex Jail Proj Rev CIFG
5.00%, 11/01/26	4,620	4,719,838

New York—0.3%
New York Liberty Dev Corp Rev
6.125%, 2/15/19	500	517,035

North Dakota—0.4%
Ward Cnty ND Health Care Fac (Trinity Health)
5.125%, 7/01/20	685	696,590

Ohio—1.6%
Cleveland Cuyahoga Port Auth
Series 01
7.35%, 12/01/31	3,000	3,198,360

Pennsylvania—0.7%
Allegheny Cnty PA Hosp
5.00%, 11/15/17	1,300	1,297,842

Puerto Rico—1.5%
Puerto Rico Comwlth GO (Pub Impt)
5.25%, 7/01/23	600	631,152
Series 01A
5.50%, 7/01/19	500	544,000
Series 04A
5.25%, 7/01/19	960	1,009,219
Univ of Puerto Rico
Series 06Q
5.00%, 6/01/19	730	754,346

		2,938,717

South Carolina—0.5%
Scago Edl Facs Corp For Sch
5.00%, 12/01/21	945	968,474

Tennessee—0.4%
Sullivan Cnty Hlth Ed
5.00%, 9/01/22	725	730,249

Texas—1.2%
Bexar Cnty Hlth Fac Dev Corp Rev
5.00%, 7/01/27	150	148,133
North Texas Hlth Facs FSA
5.00%, 9/01/24 (d)	250	257,412
Tyler Tex Hlth Facs Dev
5.25%, 7/01/26	2,000	2,029,500

		2,435,045

Utah—0.2%
Spanish Fork City Utah Charter
5.55%, 11/15/21	370	375,313

Washington—3.9%
Energy Northwest Wash Wind
5.00%, 7/01/21	2,865	2,980,689
King Cnty Wash Sch Dist No 414 (Lake Washington)
5.00%, 12/01/24	4,500	4,681,305

		7,661,994

Wisconsin—0.8%
Wisconsin Hlth & Ed Fac Auth Rev (Wheaton Franciscan)
5.25%, 8/15/20	1,600	1,638,304

Total Long-Term Municipal Bonds (cost $177,236,246)		182,044,582

Short-Term Municipal Notes—6.0%
Florida—5.7%
Brevard Cnty Fl Hlth Frn Dd
3.90%, 8/01/14 (e)(f)	3,800	3,800,000
Broward Cnty Fla Ed Facs Auth
3.90%, 4/01/24 (f)	4,200	4,200,000
Jacksonville Hlth Facs Auth Hosp Rev
3.90%, 8/15/33 (f)	1,500	1,500,000
Jacksonville Hlth Facs Auth Hosp Rev (Baptist Med Ctr Proj)
3.88%, 8/15/21 (f)	100	100,000
Univ Athletic Association, Inc./FL
3.90%, 10/01/31 (f)	1,500	1,500,000

		11,100,000

Ohio—0.3%
Ohio Air Quality Dev Auth Rev (Ohio Edison Co)
3.90%, 6/01/23 (f)	500	500,000

Total Short-Term Municipal Notes (cost $11,600,000)		11,600,000

Total Municipal Obligations (cost $188,836,246)		193,644,582

SHORT-TERM INVESTMENTS—0.1%
Time Deposit—0.1%
The Bank of New York
4.25%, 7/02/07 (cost $188,000)	188	188,000

Total Investments—99.3% (cost $189,024,246)		193,832,582
Other assets less liabilities—0.7%		1,452,316

Net Assets—100.0%		$195,284,898

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)

CitiGroup, Inc.	$265	6/01/12	BMA	3.628%	$(1,559)
CitiGroup, Inc.	2,700	11/10/26	3.884%	BMA	98,565
JPMorgan Chase	1,100	10/01/07	BMA	3.635%	(498)
JPMorgan Chase	7,500	11/10/11	BMA	3.482%	(77,669)
Merrill Lynch	1,100	7/12/08	BMA	3.8154%	1,842
Merrill Lynch	1,540	2/12/12	BMA	3.548%	(13,318)
Merrill Lynch	5,300	10/21/16	BMA	4.1285%	63,383

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2007	Unrealized Appreciation/ (Depreciation)

Purchased Contracts
U.S. Treasury Note 10 Yr Future	80	September 2007	$8,527,800	$8,456,250	$(71,550)

(a)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of this security amounted to $132,791.
(c)	Floating Rate Security. Stated interest rate was in effect at June 30, 2007.
(d)	When-Issued security.
(e)	Position, or a portion thereof, has been segregated to collateralize when issued security.
(f)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

Glossary:
ACA	—	American Capital Access Financial Guaranty Corporation
AMBAC	—	American Bond Assurance Corporation
AMT	—	Alternative Minimum Tax (subject to)
BMA	—	Bond Market Association
CDD	—	Community Development District
CIFG	—	CIFG Assurance North America, Inc.
COP	—	Certificate of Participation
FGIC	—	Financial Guaranty Insurance Company
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance Inc.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
HFA	—	Housing Finance Authority
HFC	—	Housing Finance Corporation
IDA	—	Industrial Development Authority/Agency
MBIA	—	Municipal Bond Investors Assurance
MFHR	—	Multi-Family Housing Revenue
RADIAN	—	Radian Group, Inc.
SFMR	—	Single Family Mortgage Revenue
XLCA	—	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund

II—Massachusetts Portfolio

Portfolio of Investments

June 30, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS—97.9%
Long-Term Municipal Bonds—95.0%
Massachusetts—75.4%
City of Springfield MA
5.00%, 8/01/19	$3,000	$3,156,060
Massachusetts Bay Transp Auth
Series 04A
5.25%, 7/01/21 (a)	2,000	2,146,060
Massachusetts Dev Fin Agy (Massachusetts Biomedical)
Series 00C
6.25%, 8/01/20	3,000	3,187,560
Massachusetts Dev Fin Agy (Worchester Redev)
RADIAN Series 99
5.25%, 6/01/19	2,350	2,422,028
Massachusetts Ed Fac (Massachusetts College of Pharmacy)
Series 99B
6.75%, 7/01/30	3,350	3,605,605
Massachusetts Ed Fac (Suffolk Univ)
Series 99
5.85%, 7/01/29	1,375	1,438,828
Massachusetts Ed Fin Auth (Educational Loan) AMT
MBIA Series 00G
6.00%, 12/01/16	885	900,664
Massachusetts GO (Prerefunded)
Series 02C
5.25%, 11/01/30	3,075	3,248,399
Massachusetts Hlth & Ed Fac Auth (Covenant Medical Center)
Series 02
6.00%, 7/01/31	2,500	2,662,950
Massachusetts Hlth & Ed Fac Auth (New England Med Ctr)
FGIC Series 02H
5.00%, 5/15/25	2,000	2,044,000

Massachusetts Hlth & Ed Fac Auth (Partners Healthcare System)
Series 01C
5.75%, 7/01/32	4,000	4,221,680
Massachusetts Hlth & Ed Fac Auth (University of Massachusetts Proj)
MBIA Series 02C
5.25%, 10/01/31 (b)	6,440	6,819,831
Massachusetts Hlth & Ed Fac Auth (Winchester Hosp)
Series 00E
6.75%, 7/01/30	4,500	4,839,435
Massachusetts Hlth & Ed Fac (Berkshire Hlth Sys)
RADIAN Series 01E
5.70%, 10/01/25	4,000	4,252,800
Massachusetts Hlth & Ed Fac (Cape Cod Healthcare)
RADIAN Series 01C
5.25%, 11/15/31	2,600	2,695,602
Massachusetts Hsg Fin Agy (Rental Rev)
AMBAC Series 95E
6.00%, 7/01/41	4,125	4,312,151
Massachusetts Hsg Fin Agy MFHR (Rental Rev) AMT
MBIA Series 00H
6.65%, 7/01/41	4,730	4,967,966
Massachusetts Ind Fin Agy MFHR (Heights Crossing) AMT
FHA Series 95
6.15%, 2/01/35	6,000	6,070,020
Massachusetts Port Auth Spec Fac (Bosfuel Corp) AMT
MBIA Series 97
6.00%, 7/01/36	6,155	6,289,241
Massachusetts Port Auth Spec Fac (US Air Proj) AMT
MBIA Series 96A
5.875%, 9/01/23	2,000	2,026,380
Massachusetts St Hlth & Ed
5.00%, 7/15/22	1,220	1,220,939
Massachusetts St Wtr Pollution
5.00%, 8/01/24	5,000	5,289,720
Massachusetts State College Bldg
5.00%, 5/01/23	2,635	2,747,435
Massachusetts State Dev Fin Agy (Boston Architectural College)
5.00%, 1/01/27	1,750	1,769,758
Massachusetts State Dev Fin Agy (Pharmacy & Allied Health)
ASSURED GTY Series 05D
5.00%, 7/01/24	3,500	3,571,575
Massachusetts State GO
FSA Series 05A
5.00%, 3/01/17	5,000	5,252,600

Massachusetts State Sch Bldg Auth (Dedicated Sales Tax Revenue)
MBIA Series 05A
5.00%, 8/15/19	7,000	7,351,820
Massachusetts State Spl Oblig Rev (Cons Ln)
FSA Series 05A
5.00%, 6/01/23	1,500	1,559,490
Massachusetts State Wtr Pollution
5.00%, 8/01/20	3,000	3,151,680

		103,222,277

Arizona—1.9%
Goodyear IDA Wtr & Swr Rev (Litchfield Pk Svc Proj) AMT
Series 01
6.75%, 10/01/31	1,160	1,251,501
Stoneridge CFD
Series 01
6.75%, 7/15/26	1,265	1,380,798

		2,632,299

California—0.8%
California State GO
Series 03
5.25%, 11/01/25	1,000	1,043,600

Colorado—0.4%
Murphy Creek Metro Dist No 3 (Ref & Impt)
Series 06
6.00%, 12/01/26	500	525,885

Florida—1.3%
Crossings at Fleming Island CDD (Eagle Harbor)
Series 00C
7.10%, 5/01/30	1,750	1,839,915

Georgia—0.4%
Atlanta Tax Allocation (Eastside Proj)
Series 05B
5.60%, 1/01/30	500	514,185

Illinois—0.7%
Bolingbrook Sales Tax Rev (Bolingbrook)
6.25%, 1/01/24 (c)	500	498,460
Plano Spl Svc Area No. 3 Spl Tax (Lakewood Springs Proj)
Series 05A
5.95%, 3/01/28	395	408,442

		906,902

Nevada—1.4%
Clark Cnty Impt Dist No. 142
Series 03
6.10%, 8/01/18	995	1,025,397
Henderson Loc Impr Dist
Series 03
5.80%, 3/01/23	895	922,897

		1,948,294

Puerto Rico—12.7%
Puerto Rico Comwlth GO
Series 06A
5.25%, 7/01/22	500	527,095
Puerto Rico Comwlth GO (Pub Impt)
Series 01A
5.50%, 7/01/19	500	544,000
Puerto Rico Comwlth Govt Dev Bank (Sr Notes)
Series 06B
5.00%, 12/01/15	500	520,870
Puerto Rico Comwlth Hwy & Transp Auth Rev
FGIC Series 03
5.25%, 7/01/14	4,225	4,499,160
Puerto Rico Elec Pwr Auth
XLCA Series 02-1
5.25%, 7/01/22	3,200	3,414,528
Puerto Rico HFA (Cap Fd Prog)
5.00%, 12/01/20	1,740	1,795,889
Puerto Rico Hwy & Transp Auth
FGIC Series 03G
5.25%, 7/01/14	4,410	4,696,165
Puerto Rico Municipal Fin Agy
Series 05A
5.25%, 8/01/23	275	288,442
Univ of Puerto Rico
Series 06Q
5.00%, 6/01/19	1,025	1,059,184

		17,345,333

Total Long-Term Municipal Bonds (cost $126,007,028)		129,978,690

Short-Term Municipal Notes—2.9%
Massachusetts—2.9%
Massachusetts State GO (Central Artery)
Series 00B
3.92%, 12/01/30 (d)	1,000	1,000,000

Massachusetts State Hlth & Ed Facs Auth Rev (Harvard Univ)
GO OF INSTN Series 99R
3.78%, 11/01/49 (d)	3,000	3,000,000

Total Short-Term Municipal Notes (cost $4,000,000)		4,000,000

Total Municipal Obligations (cost $130,007,028)		133,978,690

SHORT-TERM INVESTMENTS—0.4%
Time Deposit—0.4%
The Bank of New York
4.25%, 7/02/07 (cost $465,000)	465	465,000

Total Investments—98.3% (cost $130,472,028)		134,443,690
Other assets less liabilities—1.7%		2,392,229

Net Assets—100.0%		$136,835,919

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)

CitiGroup, Inc.	$175	6/01/12	BMA	3.628%	$(1,029)
CitiGroup, Inc.	1,800	11/10/26	3.884%	BMA	65,710
JPMorgan Chase	700	10/01/07	BMA	3.635%	(317)
JPMorgan Chase	5,000	11/10/11	BMA	3.482%	(51,779)
Merrill Lynch	700	7/12/08	BMA	3.8154%	1,172
Merrill Lynch	195	2/12/12	BMA	3.548%	(1,686)
Merrill Lynch	5,100	10/01/16	BMA	4.1475%	68,887

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2007	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. Treasury Note 10 Yr Future	30	September 2007	$3,197,925	$3,171,094	$(26,831)

(a)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of this security amounted to $64,382.
(b)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.
(c)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(d)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

Glossary:
ACA	—	American Capital Access Financial Guaranty Corporation
AMBAC	—	American Bond Assurance Corporation
AMT	—	Alternative Minimum Tax (subject to)
ASSURED GTY	—	Assured Guaranty
BMA	—	Bond Market Association
CDD	—	Community Development District
CFD	—	Community Facilities District
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Administration
FSA	—	Financial Security Assurance Inc.
GO	—	General Obligation
HFA	—	Housing Finance Authority
IDA	—	Industrial Development Authority//Agency
MBIA	—	Municipal Bond Investors Assurance
MFHR	—	Multi-Family Housing Revenue
RADIAN	—	Radian Group, Inc.
XLCA	—	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund

II—Michigan Portfolio

Portfolio of Investments

June 30, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS—99.3%
Long-Term Municipal Bonds—98.5%
Michigan—76.0%
Allen Park Pub Sch Dist GO
Q-SBLF Series 03
5.00%, 5/01/14—5/01/22	$10,915	$11,439,227
Cedar Springs Pub Sch Dist
Q-SBLF Series 03
5.00%, 5/01/28	1,835	1,925,484
Charles Stewart Mott Comnty College (Comnty College Facs)
5.00%, 5/01/21	1,675	1,741,933
Detroit GO
AMBAC Series 04A-1
5.25%, 4/01/22	6,930	7,224,664
Detroit School Board (School Board Loan Fund)
FSA Series 01A
5.125%, 5/01/31	2,900	3,036,445
Detroit Tax Increment (Daimler/Chrysler Assembly Plant)
Series 98A
5.50%, 5/01/21	1,615	1,614,402
Detroit Wtr Supply Sys (Prerefunded)
FGIC Series 01B
5.50%, 7/01/33	3,550	3,780,253
Genesee County GO (Water Supply Sys)
AMBAC Series 04
5.00%, 11/01/26	3,000	3,105,750
Kalamazoo Hosp Fin Auth Rev (Borgess Med Ctr) ETM
FGIC Series 94A
6.358%, 6/01/11 (a)	2,360	2,391,058
Kent Hosp Fin Auth (Metropolitan Hospital Proj)
Series 05A
5.75%, 7/01/25	210	220,126
Lansing Wtr & Elec System
FSA Series 03A
5.00%, 7/01/25	2,200	2,264,152

Michigan (Trunk Line Fund) (Prerefunded)
FSA Series 01A
5.25%, 11/01/30	4,000	4,199,680
Michigan HDA MFHR (Arbor Pointe)
GNMA Series 99
5.40%, 6/20/40	1,810	1,835,666
Michigan HDA MFHR (Danbury Manor) AMT
FNMA Series 02A
5.30%, 6/01/35 (a)(b)	2,490	2,541,817
Michigan HDA MFHR (Oakbrook Villa Proj) AMT
GNMA Series 00A
6.50%, 1/20/42	2,970	3,125,479
Michigan HDA MFHR (Rental Rev) AMT
AMBAC Series 97A
6.10%, 10/01/33 (c)	5,400	5,492,772
GNMA Series 02A
5.50%, 10/20/43	1,950	1,998,633
Michigan Higher Ed Fac (Hope College)
Series 02A
5.90%, 4/01/32	3,465	3,645,526
Michigan Higher Ed Student Loan Auth AMT
AMBAC Series 17G
5.20%, 9/01/20	3,500	3,600,065
Michigan Hosp Fin Auth (Crittenton Hosp)
Series 02A
5.625%, 3/01/27	1,250	1,312,450
Michigan Hosp Fin Auth (Trinity Health)
Series 00A
6.00%, 12/01/27	1,485	1,580,842
Michigan Hosp Fin Auth (Chelsea Cmnty Hosp Oblig)
5.00%, 5/15/25	415	414,004
Michigan Mun Bd Auth (Sch Dist City of Detroit)
FSA Series 05
5.00%, 6/01/20	2,000	2,076,600
Michigan Strategic Fund (Detroit Edison) AMT
XLCA Series 02C
5.45%, 12/15/32	3,000	3,137,670
Michigan Strategic Fund Hlth Fac (Autumn Wood)
GNMA Series 02 A
5.20%, 12/20/22	3,000	3,111,510
Michigan Strategic Fund Hlth Fac (Holland Home)
Series 98
5.75%, 11/15/18 – 11/15/28	2,000	2,069,340

North Muskegon Sch Dist
Q-SBLF Series 03
5.25%, 5/01/28	1,500	1,593,240
Olivet Sch Board Fund
Q-SBLF Series 02
5.125%, 5/01/28	1,065	1,120,827
Ovid Elsie Schools Board Fund
Q-SBLF Series 02
5.00%, 5/01/25	2,650	2,773,172
Plymouth Ed Ctr Chrtr Sch Pub Sch Academy Rev
Series 05
5.125%, 11/01/18	1,050	1,060,983
Royal Oak Hosp Fin Auth Rev (William Beaumont Hosp)
MBIA Series 01M
5.25%, 11/15/35	3,200	3,276,096
Saginaw Hosp Fin Auth (Covenant Med Ctr)
Series 00F
6.50%, 7/01/30	1,770	1,890,625
Southfield Michigan Libr Bldg Auth
5.00%, 5/01/25	3,340	3,440,000

		94,040,491

California—1.8%
California Hlth Fac Fin Auth (Sutter Hlth)
Series 00A
6.25%, 8/15/35	1,100	1,180,058
California State GO
Series 03
5.25%, 11/01/25	1,000	1,043,600

		2,223,658

Florida—3.7%
Crossings at Fleming Island CDD (Eagle Harbor)
Series 00C
7.10%, 5/01/30	1,835	1,929,283
Double Branch CDD (Oakleaf Village)
Series 02A
6.70%, 5/01/34	970	1,061,655
Gateway CDD (Sun City Center)
Series 03B
5.50%, 5/01/10	380	380,764
Northern Palm Beach Assessment Dist (Unit Development 27B)
Series 02
6.40%, 8/01/32	765	794,391
Waterlefe CDD
Series 01B
6.25%, 5/01/10	375	378,326

		4,544,419

Illinois—1.2%
Antioch Village Spcl Svc Area (Clublands Proj)
Series 03
6.625%, 3/01/33	500	522,335
Antioch Village Spcl Svc Area (Deercrest Proj)
Series 03
6.625%, 3/01/33	500	522,335
Plano Spl Svc Area No. 3 Spl Tax (Lakewood Springs Proj)
Series 05A
5.95%, 3/01/28	395	408,442

		1,453,112

Puerto Rico—15.8%
Puerto Rico Comwlth GO
Series 06A
5.25%, 7/01/22	500	527,095
Puerto Rico Comwlth GO (Pub Impt)
Series 01A
5.50%, 7/01/19	500	544,000
Puerto Rico Elec Pwr Auth
5.00%, 7/01/18	1,000	1,043,960
Puerto Rico Elec Pwr Auth
XLCA Series 02-1
5.25%, 7/01/22	2,500	2,667,600
Puerto Rico HFA (Cap Fd Prog)
5.00%, 12/01/17	3,160	3,295,153
Puerto Rico Hsg Fin Corp SFMR (Mortgage Rev) AMT
GNMA Series 01B
5.50%, 12/01/23	1,975	2,002,551
Puerto Rico Hsg Fin Corp SFMR (Mtg Rev) AMT
GNMA Series 01C
5.30%, 12/01/28	1,760	1,776,579
Puerto Rico IFA Health Fac (Ascension Health)
Series 00A
6.125%, 11/15/30	3,000	3,210,060
Puerto Rico Municipal Fin Agy
Series 05A
5.25%, 8/01/23	275	288,442

Puerto Rico Pub Fin Corp.
MBIA Series 01A
5.00%, 8/01/31	2,875	2,992,933
Univ of Puerto Rico
Series 06Q
5.00%, 6/01/19	1,145	1,183,186

		19,531,559

Total Long-Term Municipal Bonds (cost $118,327,795)		121,793,239

Short-Term Municipal Notes—0.8%
Alaska—0.4%
Valdez Ak Frn Dd
3.85%, 12/01/33 (d)	500	500,000

Rhode Island—0.4%
Rhode Island Hlth & Ed Frn Dd
3.88%, 9/01/32 (d)	500	500,000

Total Short-Term Municipal Notes (cost $1,000,000)		1,000,000

Total Municipal Obligations (cost $119,327,795)		122,793,239

SHORT-TERM INVESTMENTS—0.3%
Time Deposit—0.3%
The Bank of New York
4.25%, 7/02/07 (cost $397,000)	397	397,000

Total Investments—99.6% (cost $119,724,795)		123,190,239
Other assets less liabilities—0.4%		509,658

Net Assets—100.0%		$123,699,897

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
CitiGroup, Inc.	$165	6/01/12	BMA	3.628%	$(970)
CitiGroup, Inc.	1,700	11/10/26	3.884%	BMA	62,060
JPMorgan Chase	700	10/01/07	BMA	3.635%	(317)
JPMorgan Chase	4,700	11/10/11	BMA	3.482%	(48,672)
Merrill Lynch	700	7/12/08	BMA	3.8154%	1,172
Merrill Lynch	185	2/12/12	BMA	3.548%	(1,600)
Merrill Lynch	6,200	10/01/16	BMA	4.1475%	83,746

(a)	Inverse Floater Security—Security with variable or floating interest rate that moves in the opposite direction of short-term interest rates.
(b)	Variable rate coupon, rate shown as of June 30, 2007.
(c)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.
(d)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

Glossary:
AMBAC	—	American Bond Assurance Corporation
AMT	—	Alternative Minimum Tax (subject to)
BMA	—	Bond Market Association
CDD	—	Community Development District
ETM	—	Escrow to Maturity
FGIC	—	Financial Guaranty Insurance Company
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance Inc.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
HDA	—	Housing Development Authority
HFA	—	Housing Finance Authority
IFA	—	Industrial Finance Authority
MBIA	—	Municipal Bond Investors Assurance
MFHR	—	Multi-Family Housing Revenue
Q-SBLF	—	Qualified School Bond Loan Fund
SFMR	—	Single Family Mortgage Revenue
XLCA	—	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund

II—Minnesota Portfolio

Portfolio of Investments

June 30, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS—97.9%
Long-Term Municipal Bonds—92.5%
Minnesota—92.5%
Bemidji Hlth Fac (North Country Hlth Svcs)
RADIAN Series 02
5.00%, 9/01/31	$1,500	$1,519,620
Brooklyn Park MFHR (Brooks Landing) AMT
FNMA Series 99A
5.50%, 7/01/19	1,355	1,388,563
Cass Lake Sch Dist
5.00%, 2/01/26	1,760	1,813,381
Chaska Elec Rev (Generating Facs)
Series 05A
5.25%, 10/01/25	1,000	1,051,080
Farmington Indpt Sch Dist 192
FSA Series 05B
5.00%, 2/01/24	3,875	4,023,219
Golden Valley Hlth Fac (Covenant Retirement Cmnty)
Series 99A
5.50%, 12/01/29	1,000	1,026,180
Maple Grove Minn Hlth Care
5.00%, 5/01/22	650	658,515
Minneapolis & St. Paul Airport Rev
MBIA Series 03A
5.00%, 1/01/28	1,500	1,533,915
Minneapolis & St. Paul Airport Rev AMT
FGIC Series 00B
6.00%, 1/01/21	3,455	3,609,128
Minneapolis Common Bond Fund
Series 01G-3
5.45%, 12/01/31	1,500	1,590,105
Minneapolis Hlth Care Sys Rev (Fairview Hlth Svcs)
AMBAC Series 05D
5.00%, 11/15/30	1,000	1,028,850

Minneapolis Hosp Rev (Allina Hlth Sys)
Series 02A
5.75%, 11/15/32	1,500	1,580,310
Minneapolis MFHR (Bottineau Commons Proj) AMT
GNMA Series 02
5.45%, 4/20/43	2,000	2,034,360
Minneapolis MFHR (Sumner Field) AMT
GNMA Series 02
5.60%, 11/20/43	2,505	2,554,824
Minneapolis Pkg Assmt GO
MBIA Series 02
5.25%, 12/01/26	2,000	2,095,600
Minnesota Agric & Eco Dev (Small Business Loan Proj) AMT
Series 00C
7.25%, 8/01/20	1,000	1,040,950
Series 00D
7.25%, 8/01/20	1,000	1,040,950
Minnesota Agric & Eco Dev (Prerefunded-Health Care Sys)
Series 00A
6.375%, 11/15/29	1,700	1,845,605
Minnesota Agric & Eco Dev (Benedictine Hlth Sys)
MBIA Series 99
5.125%, 2/15/29 (a)	4,000	4,090,320
Minnesota Agric & Eco Dev (Evangelical Lutheran Proj)
Series 02
6.00%, 2/01/22—2/01/27	2,880	3,063,330
Minnesota Higher Ed Fac Auth (College Art & Design)
Series 00-5D
6.75%, 5/01/26	1,000	1,073,740
Minnesota Higher Ed Fac Auth (Hamline Univ)
Series 99-5B
6.00%, 10/01/29	1,250	1,288,600
Minnesota Higher Ed Fac Auth (St Catherine College)
5.375%, 10/01/32	1,000	1,030,480
Minnesota Higher Ed Fac Auth (Univ St Thomas)
Series 04-5
5.00%, 10/01/24	1,000	1,025,560
5.25%, 10/01/34	1,000	1,039,560
Minnesota Hsg Fin Agy SFMR AMT
Series 96F
6.30%, 1/01/28	555	557,808
Series 96G
6.25%, 7/01/26	890	894,468
Series 98H
6.05%, 7/01/31	1,715	1,731,498

Minnesota Municipal Pwr Agy Elec Rev
5.25%, 10/01/21	3,000	3,163,830
Series 04A
5.25%, 10/01/24	500	523,545
Minnetonka MFHR (Archer Heights Apts Proj) AMT
GNMA Series 99A
5.30%, 1/20/27	1,620	1,651,768
North St Paul Maplewood Indpt Sch Dist No. 622
5.00%, 8/01/20	3,425	3,608,648
Prior Lake Indpt Sch Dist No. 719 (School Bldg)
FSA Series 05B
5.00%, 2/01/23	3,350	3,482,526
Shakopee Hlth Care Facs (St Francis Regl Med Center)
Series 04
5.10%, 9/01/25	600	611,118
Shoreview MFHR (Lexington Shores Proj) AMT
GNMA Series 01A
5.55%, 8/20/42	1,445	1,468,423
St. Cloud Hosp Rev (Saint Cloud Hosp)
FSA Series 00A
5.875%, 5/01/30	3,750	3,954,788
St. Paul Hsg & Redev Auth Hosp Rev (Healtheast Proj)
Series 05
6.00%, 11/15/25	500	545,565
St. Paul Pkg Auth Rev (Block 19 Ramp)
FSA Series 02A
5.35%, 8/01/29	3,075	3,205,042
St. Paul Port Auth Lease Rev
Series 02
5.25%, 12/01/27	1,725	1,791,430
St. Paul Port Auth Lease Rev (Cedar St. Office Building)
Series 03
5.00%, 12/01/23	1,000	1,030,320
St. Paul Recreational Facs Gross Rev (Highland National Proj)
5.00%, 10/01/20 – 10/01/25	2,750	2,864,400
Waconia Hlth Care Fac Rev (Ridgeview Med Ctr)
RADIAN Series 99A
6.125%, 1/01/29	3,415	3,594,390
Western Minnesota Municipal Pwr Agy
5.00%, 1/01/17	700	743,449
Western Pwr Agy
MBIA Series 03A
5.00%, 1/01/26 – 1/01/30	3,100	3,180,595

White Bear Lake MFHR (Renova Partners Proj) AMT
FNMA Series 01
5.60%, 10/01/30	1,000	1,022,540
Willmar Hosp Rev (Rice Mem Hosp Proj)
FSA Series 02
5.00%, 2/01/32	2,000	2,048,740

Total Long-Term Municipal Bonds (cost $83,152,920)		85,721,636

Short-Term Municipal Notes—5.4%
Minnesota—5.4%
Minnesota Higher Ed Fac Auth
3.72%, 4/01/25 (b)	1,500	1,500,000
Univ Minnesota Frn
Series 99a
3.70%, 1/01/34 (b)	3,500	3,500,000

Total Short-Term Municipal Notes (cost $5,000,000)		5,000,000

Total Municipal Obligations (cost $88,152,920)		90,721,636

SHORT-TERM INVESTMENTS—0.3%
Time Deposit—0.3%
The Bank of New York
4.25%, 7/02/07 (cost $248,000)	248	248,000

Total Investments—98.2% (cost $88,400,920)		90,969,636
Other assets less liabilities—1.8%		1,703,488

Net Assets—100.0%		$92,673,124

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
CitiGroup, Inc.	$115	6/01/12	BMA	3.628%	$(676)
CitiGroup, Inc.	1,200	11/10/26	3.884%	BMA	43,807
JPMorgan Chase	500	10/01/07	BMA	3.635%	(226)
JPMorgan Chase	3,300	11/10/11	BMA	3.482%	(34,174)
Merrill Lynch	500	7/12/08	BMA	3.8154%	837
Merrill Lynch	130	2/12/12	BMA	3.548%	(1,124)
Merrill Lynch	3,500	8/01/16	BMA	4.071%	27,875

(a)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.
(b)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

Glossary:
AMBAC	—	American Bond Assurance Corporation
AMT	—	Alternative Minimum Tax (subject to)
BMA	—	Bond Market Association
FGIC	—	Financial Guaranty Insurance Company
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance Inc.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
MBIA	—	Municipal Bond Investors Assurance
MFHR	—	Multi-Family Housing Revenue
RADIAN	—	Radian Group, Inc.
SFMR	—	Single Family Mortgage Revenue

AllianceBernstein Municipal Income Fund

II—New Jersey Portfolio

Portfolio of Investments

June 30, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS—98.3%
Long-Term Municipal Bonds—94.8%
New Jersey—72.2%
Bergen Cnty NJ Impr Auth
5.00%, 12/15/17 (a)	$3,755	$4,005,947
Bergen Cnty NJ Impr Auth (Wyckoff Twp Brd Ed Proj)
Series 05
5.00%, 4/01/25	1,555	1,608,305
Hoboken Parking Auth
AMBAC Series 01A
5.30%, 5/01/27	3,700	3,941,832
Lafayette Yard Com Dev Corp (Conv Ctr Hotel Proj)
MBIA Series 00
5.80%, 4/01/35	2,100	2,222,010
Middlesex County Impr Auth
FNMA Series 01
5.25%, 7/01/21	750	779,197
Morris-Union Jointure Commn COP
RADIAN Series 04
5.00%, 5/01/24	2,200	2,246,970
New Jersey Eco Dev Auth (American Water Co) AMT
6.875%, 11/01/34	5,000	5,012,150
New Jersey Eco Dev Auth (Hackensack Wtr Co.) AMT
MBIA Series 94B
5.90%, 3/01/24	4,000	4,007,200
New Jersey Eco Dev Auth (Kapkowski Rd)
Series 98B
6.50%, 4/01/28	4,500	5,350,860
New Jersey Eco Dev Auth (Liberty State Park Proj)
Series A
5.00%, 3/01/24	1,500	1,550,475
New Jersey Eco Dev Auth (Masonic Charity Foundation Proj)
Series 01
5.50%, 6/01/31	1,000	1,044,460
Series 02
5.25%, 6/01/24	540	562,291

New Jersey Eco Dev Auth (NUI Corp) AMT
ACA Series 98A
5.25%, 11/01/33	3,700	3,740,108
New Jersey Eco Dev Auth (Pub Svc Elec & Gas) AMT
MBIA Series 94A
6.40%, 5/01/32	5,000	5,010,400
New Jersey Eco Dev Auth (Sch Facs Constr)
Series 05
5.25%, 3/01/25	3,300	3,476,055
New Jersey Eco Dev Auth
Series 04-I
5.25%, 9/01/24	2,510	2,693,732
New Jersey Ed Facs Auth (Higher Ed Cap Impt) (Prerefunded)
AMBAC Series 02A
5.125%, 9/01/22	2,500	2,630,925
New Jersey Higher Ed (Student Loan) AMT
MBIA Series 00A
6.15%, 6/01/19	770	780,587
New Jersey Hlth Care Fac (Atlantic City Med Ctr)
Series 02
5.75%, 7/01/25	975	1,023,146
New Jersey Hlth Care Fac (Bayshore Cmnty Hosp)
RADIAN Series 02
5.125%, 7/01/32	9,250	9,463,675
New Jersey Hlth Care Fac (Good Shepard)
RADIAN Series 01A
5.20%, 7/01/31	1,350	1,386,126
New Jersey Hlth Care Fac (Kennedy Hlth System)
Series 01
5.625%, 7/01/31	2,700	2,808,783
New Jersey Hlth Care Fac (Newton Memorial Hosp)
FSA Series 01
5.00%, 7/01/26	1,500	1,535,070
New Jersey Hlth Care Fac (Palisades Med Ctr)
ACA Series 99
5.25%, 7/01/28	1,000	1,011,550
New Jersey Hlth Care Fac (Southern Ocean Cnty Hosp)
RADIAN Series 01
5.125%, 7/01/31	4,500	4,604,940

New Jersey Hlth Care Fac (Wood Johnson)
Series 00
5.75%, 7/01/31	3,350	3,504,000
New Jersey Hlth Care Fac (St Clare's Hospital Inc.)
RADIAN Series 04A
5.25%, 7/01/23	2,085	2,158,913
New Jersey Hlthcare Fac (Atlantic City Med) (Prerefunded)
5.75%, 7/01/25	900	970,164
New Jersey Hsg & Mtg Fin Agy MFHR (Rental Hsg) AMT
FSA Series 00A1
6.35%, 11/01/31	2,000	2,068,220
New Jersey State Ed Facs Auth Rev (Princeton Univ)
Series 05A
5.00%, 7/01/23	3,480	3,633,642
New Jersey State Ed Facs Auth Rev (Ramapo College of New Jersey)
AMBAC Series 01D
5.00%, 7/01/31	1,000	1,039,140
FGIC Series 04E
5.00%, 7/01/28	1,000	1,057,940
New Jersey State Transp Auth (Transportation System)
Series 03C
5.50%, 6/15/24	3,750	4,042,838
New Jersey Transp Trust Fund Auth
FGIC Series 06A
5.00%, 6/15/18	3,400	3,572,516
Newark Hsg Auth (Newark Marine Terminal)
MBIA Series 04
5.25%, 1/01/22 (b)	1,200	1,282,152
5.25%, 1/01/21	2,380	2,542,935
North Hudson Swr Auth
MBIA Series 01A
Zero Coupon, 8/01/24	12,340	5,582,986
Salem Cnty PCR (PSE&G Power) AMT
Series 01A
5.75%, 4/01/31	1,500	1,575,525
South Jersey Port Corp (Marine Terminal) AMT
5.20%, 1/01/23	1,000	1,015,720
Union Cnty Impt Auth
MBIA Series 03A
5.25%, 8/15/23	2,885	3,043,473
Vineland Sewer Rev (Landis Sewerage)
FGIC Series 93C
7.27%, 9/19/19 (c)(d)	3,250	3,735,290

		113,322,248

California—0.7%
California State GO
Series 03
5.25%, 11/01/25	1,000	1,043,600

Florida—3.4%
Crossings at Fleming Island CDD (Eagle Harbor)
Series 00C
7.10%, 5/01/30	2,500	2,628,450
Double Branch CDD (Oakleaf Village)
Series 02A
6.70%, 5/01/34	975	1,067,128
Hammock Bay CDD (Special Assessment)
Series 04A
6.15%, 5/01/24	300	315,384
Northern Palm Beach Assessment Dist (Unit Development 27B)
Series 02
6.40%, 8/01/32	1,250	1,298,025

		5,308,987

Guam—0.3%
Guam Govt (Water & Waste Sys Rev)
Series 05
6.00%, 7/01/25	500	539,250

Illinois—1.0%
Antioch Village Spcl Svc Area (Clublands Proj)
Series 03
6.625%, 3/01/33	1,000	1,044,670
Plano Spl Svc Area No. 3 Spl Tax (Lakewood Springs Proj)
Series 05A
5.95%, 3/01/28	550	568,716

		1,613,386

Nevada—0.6%
Henderson Loc Impr Dist
Series 03
5.80%, 3/01/23	840	866,183

New York—9.9%
Port Auth NY & NJ (121st)
MBIA Series 00
5.375%, 10/15/35	5,000	5,069,100

Port Auth NY & NJ (126th)
FGIC Series 02
5.25%, 5/15/37	2,500	2,591,075
Port Auth NY & NJ (JFK Int’l Airport Proj) AMT
MBIA Series 97-6
5.75%, 12/01/22	7,675	7,880,229

		15,540,404

Ohio—0.3%
Port Auth of Columbiana Cnty Swr (Apex Environmental LLC) AMT
Series 04A
7.125%, 8/01/25	500	502,940

Pennsylvania—1.1%
Delaware Riv Jt Toll Bridge Rev (PA/NJ Bridge)
Series 03
5.00%, 7/01/28	1,625	1,662,944

Puerto Rico—4.4%
Puerto Rico Comwlth GO
Series 06A
5.25%, 7/01/22	500	527,095
Puerto Rico Comwlth GO (Pub Impt)
Series 01A
5.50%, 7/01/19	500	544,000
Series 04A
5.25%, 7/01/19	710	746,402
Puerto Rico HFA (Cap Fd Prog)
5.00%, 12/01/17	3,665	3,821,752
Univ of Puerto Rico
Series 06Q
5.00%, 6/01/20	1,260	1,300,156

		6,939,405

Virginia—0.9%
Broad Street CDD (Parking Fac)
Series 03
7.50%, 6/01/33	1,200	1,340,832

Total Long-Term Municipal Bonds (cost $142,447,651)		148,680,179

Short-Term Municipal Notes—3.5%
New Jersey—1.0%
New Jersey Eco Dev Auth
3.88%, 9/01/31 (e)	1,500	1,500,000

Alaska—0.6%
Valdez Ak Frn Dd
3.85%, 12/01/33 (e)	500	500,000
Valdez Ak Marine Term Rev
3.85%, 12/01/33 (e)	500	500,000

		1,000,000

Illinois—0.6%
Romoeoville IL Rev Frn
3.86%, 10/01/36 (e)	1,000	1,000,000

Virginia—1.3%
Loudoun Cnty IDA Rev (Howard Hughes Med)
Series 03A
3.92%, 2/15/38 (e)	2,000	2,000,000

Total Short-Term Municipal Notes (cost $5,500,000)		5,500,000

Total Investments—98.3% (cost $147,947,651)		154,180,179
Other assets less liabilities—1.7%		2,724,725

Net Assets—100.0%		$156,904,904

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
CitiGroup, Inc.	$195	6/01/12	BMA	3.628%	$(1,147)
CitiGroup, Inc.	2,000	11/10/26	3.884%	BMA	73,011
JPMorgan Chase	800	10/01/07	BMA	3.635%	(362)
JPMorgan Chase	5,600	11/10/11	BMA	3.482%	(57,993)
Merrill Lynch	800	7/12/08	BMA	3.8154%	1,340
Merrill Lynch	215	2/12/12	BMA	3.548%	(1,859)
Merrill Lynch	3,000	10/21/16	BMA	4.1285%	35,877

(a)	When-Issued security.
(b)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.
(c)	Position, or a portion thereof, has been segregated to collateralize when issued security.
(d)	Inverse Floater Security—Security with variable or floating interest rate that moves in the opposite direction of short-term interest rates.
(e)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

Glossary:
ACA	—	American Capital Access Financial Guaranty Corporation
AMBAC	—	American Bond Assurance Corporation
AMT	—	Alternative Minimum Tax (subject to)
BMA	—	Bond Market Association
CDD	—	Community Development District
COP	—	Certificate of Participation
FGIC	—	Financial Guaranty Insurance Company
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance Inc.
GO	—	General Obligation
HFA	—	Housing Finance Authority
IDA	—	Industrial Development Authority/Agency
MBIA	—	Municipal Bond Investors Assurance
MFHR	—	Multi-Family Housing Revenue
PCR	—	Pollution Control Revenue
RADIAN	—	Radian Group, Inc.

AllianceBernstein Municipal Income Fund

II—Ohio Portfolio

Portfolio of Investments

June 30, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS—98.7%
Long-Term Municipal Bonds—96.9%
Ohio—82.6%
Akron GO
MBIA Series 02
5.00%, 12/01/23	$1,000	$1,027,580
Brookville Sch Dist GO
FSA Series 03
5.00%, 12/01/26	2,000	2,110,800
Canton City Sch Dist
MBIA Series 04B
5.00%, 12/01/22—12/01/23	2,150	2,229,150
Central Ohio Solid Waste Auth
AMBAC Series 04B
5.00%, 12/01/21	2,035	2,116,583
Cincinnati Tech & Comnty College
AMBAC Series 02
5.00%, 10/01/28	5,000	5,150,800
Cleveland Cuyahoga Port Auth
Series 01
7.35%, 12/01/31	2,000	2,132,240
Cleveland Cuyahoga Port Auth (Rita Proj)
RADIAN Series 04
5.00%, 11/15/19	1,850	1,900,320
Cleveland GO
AMBAC Series 04
5.25%, 12/01/24	1,200	1,292,088
MBIA Series 02
5.25%, 12/01/27 (a)	4,380	4,645,822
Cleveland OH Pub Pwr Sys Rev
FGIC Series 06A
5.00%, 11/15/18	2,165	2,287,496
Cleveland Ohio Wtrwks Rev MBIA
5.00%, 1/01/23	2,500	2,613,350
Columbus Sch Dist
FGIC Series 03
5.00%, 12/01/24 – 12/01/25	4,730	4,973,879

County of Hamilton (Prerefunded)
AMBAC Series B
5.25%, 12/01/32	10,525	10,977,049
County of Hamilton (Unrefunded)
AMBAC Series B
5.25%, 12/01/32	2,660	2,747,674
Cuyahoga Cnty Hosp Facs Rev (University Hosp Hlth)
Series 00
7.50%, 1/01/30	1,900	2,066,041
Cuyahoga Cnty MFHR (Livingston Park Apts)
GNMA Series 02A
5.45%, 9/20/39	1,500	1,527,585
Cuyahoga Cnty MFHR (Longwood Proj) AMT
GNMA Series 01
5.60%, 1/20/43	3,620	3,711,115
Dayton Ohio Airport Rev (James M Cox Dayton Intl)
RADIAN Series 03A
5.00%, 12/01/23	1,280	1,303,104
Dayton Sch Dist (Administrative Fac Proj)
Series 03
6.00%, 12/01/19 – 12/01/21	3,040	3,291,911
Delaware Sch Dist
MBIA Series 04
5.00%, 12/01/19	1,340	1,402,364
Dublin Sch Dist GO
FSA Series 03
5.00%, 12/01/22	1,500	1,552,245
Erie Cnty Hosp Rev (Firelands Med Ctr)
Series 02A
5.625%, 8/15/32	1,500	1,563,975
Fairfield Cnty Hosp Rev (Fairfield Med Ctr Proj)
RADIAN Series 03
5.00%, 6/15/24	1,000	1,012,190
Franklin Cnty (OCLC Online Computer Library Ctr)
Series 98A
5.20%, 10/01/20	2,800	2,861,908
Franklin Cnty MFHR (Agler Green) AMT
GNMA Series 02A
5.65%, 5/20/32	770	796,057
5.80%, 5/20/44	1,150	1,186,030

Greater Cleveland Regl Transp Auth
MBIA Series 04
5.00%, 12/01/24	1,350	1,398,937
Hamilton City Sch Dist
5.00%, 12/01/24	1,000	1,034,930
Hamilton Cnty Convention Facs Auth Rev
FGIC Series 04
5.00%, 12/01/23	1,330	1,375,419
Hamilton Cnty Health Fac (Twin Towers)
Series 99A
5.80%, 10/01/23	1,775	1,834,391
Lucas Cnty Health Fac (Altenheim Proj)
GNMA Series 99
5.50%, 7/20/40	3,200	3,322,976
Madeira City Sch Dist GO
MBIA Series 04
5.00%, 12/01/22 – 12/01/23	2,665	2,827,245
Oak Hills Ohio Loc Sch Dist
FSA Series 05
5.00%, 12/01/25	1,000	1,036,050
Ohio Air Quality Dev Auth PCR (Toledo Edison Co) AMT
Series 97A
6.10%, 8/01/27	2,500	2,553,400
Ohio HFA SFMR (Mortgage Rev) AMT
GNMA Series 02
5.375%, 9/01/33	1,740	1,760,828
GNMA Series 02-A2
5.60%, 9/01/34	190	192,935
GNMA Series 02-A3
5.50%, 9/01/34	1,085	1,093,474
Ohio State Bldg Auth (Adult Correctl Proj)
MBIA Series 04A
5.00%, 4/01/22	2,975	3,083,201
Ohio State Bldg Auth (St Facs-Admin Bldg Fd Proj)
FSA Series 05A
5.00%, 4/01/24	1,500	1,555,395
Ohio State GO
Series 04A
5.00%, 6/15/22	3,000	3,119,370
Ohio State Higher Ed Fac Cmnty (Denison University Proj)
Series 04
5.00%, 11/01/21 – 11/01/24	3,440	3,563,251
Ohio State Univ
MBIA Series 04
5.00%, 12/01/22	1,950	2,022,481
Ohio Swr & Solid Waste Disp Facs (Anheuser-Busch) AMT
Series 01
5.50%, 11/01/35	3,000	3,104,520

Ohio Wtr Dev Auth (Anheuser-Busch) AMT
Series 99
6.00%, 8/01/38 (b)	2,250	2,326,792
Ohio Wtr Dev Auth PCR (Cleveland Electric) AMT
Series 97A
6.10%, 8/01/20	2,000	2,042,420
Pinnacle Comnty Fin Auth
Series A
6.00%, 12/01/22	2,155	2,256,134
Port Auth of Columbiana Cnty Swr (Apex Environmental LLC) AMT
Series 04A
7.125%, 8/01/25	500	502,940
Princeton Sch Dist
MBIA Series 03
5.00%, 12/01/24	1,600	1,688,640
Riversouth Auth Rev (Area Redevelopment)
Series 04A
5.25%, 12/01/21 – 12/01/22	2,000	2,108,130
Series 05A
5.00%, 12/01/24	3,590	3,714,322
Steubenville Hosp Rev (Trinity Hlth)
Series 00
6.50%, 10/01/30	2,500	2,695,000
Toledo Lucas Cnty Port Auth Rev (Crocker Park Proj)
Series 03
5.375%, 12/01/35	2,000	2,067,500
Toledo Lucas Cnty Port Auth Rev (CSX Transportation)
Series 92
6.45%, 12/15/21	1,270	1,474,915
Toledo Sch Dist
FGIC Series 03B
5.00%, 12/01/23	2,940	3,029,141
Toledo-Lucas Cnty Port Auth Rev (Cargill, Inc. Project)
Series 04B
4.50%, 12/01/15	2,500	2,527,825
Univ of Cincinnati COP (Univ Cincinnati Ctr Proj)
5.00%, 6/01/24	4,470	4,611,118
Youngstown OH City Sch Dist
5.00%, 12/01/25	2,155	2,224,865

		136,627,901

California—0.6%
California State GO
5.25%, 4/01/29	5	5,245
California State GO
Series 04
5.20%, 4/01/26	1,000	1,042,590

		1,047,835

Florida—2.2%
Collier Cnty IDR (Southern State Util) AMT
Series 96
6.50%, 10/01/25	200	202,338
Crossings at Fleming Island CDD (Eagle Harbor)
Series 00C
7.10%, 5/01/30	2,000	2,102,760
Double Branch CDD (Oakleaf Village)
Series 02A
6.70%, 5/01/34	935	1,023,348
Hammock Bay CDD (Special Assessment)
Series 04A
6.15%, 5/01/24	345	362,692

		3,691,138

Georgia—0.3%
Atlanta Tax Allocation (Eastside Proj)
Series 05B
5.60%, 1/01/30	500	514,185

Illinois—1.0%
Antioch Village Spcl Svc Area (Deercrest Proj)
Series 03
6.625%, 3/01/33	1,000	1,044,670
Plano Spl Svc Area No. 3 Spl Tax (Lakewood Springs Proj)
Series 05A
5.95%, 3/01/28	565	584,227

		1,628,897

Puerto Rico—10.2%
Puerto Rico Comwlth GO
Series 06A
5.25%, 7/01/22	500	527,095
Puerto Rico Comwlth GO (Pub Impt)
Series 01A
5.50%, 7/01/19	500	544,000
Puerto Rico Comwlth Govt Dev Bank (Sr Notes)
Series 06B
5.00%, 12/01/15	500	520,870
Puerto Rico Convention Ctr Dist Auth Hotel Occupancy Rev
AMBAC Series 06A
5.00%, 7/01/18 – 7/01/19	6,370	6,703,699

Puerto Rico Elec Pwr Auth
5.00%, 7/01/20	2,530	2,628,796
Puerto Rico Municipal Fin Agy
Series 05A
5.25%, 8/01/23	375	393,330
Puerto Rico Tobacco Settlement Rev (Childrens Trust Fund)
Series 00
6.00%, 7/01/26	4,000	4,233,640
Univ of Puerto Rico Rev
5.00%, 6/01/22	1,350	1,390,027

		16,941,457

Total Long-Term Municipal Bonds (cost $156,003,954)		160,451,413

Short-Term Municipal Notes—1.8%
Ohio—1.2%
Ohio Air Quality Dev Auth Rev (Ohio Edison Co)
3.90%, 6/01/23 (c)	2,000	2,000,000

Utah—0.6%
Utah Tran Auth Sales Tax
3.87%, 6/15/36 (c)	1,000	1,000,000

Total Short-Term Municipal Notes (cost $3,000,000)		3,000,000

Total Investments—98.7% (cost $159,003,954)		163,451,413
Other assets less liabilities—1.3%		2,076,161

Net Assets—100.0%		$165,527,574

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)

CitiGroup, Inc.	$215	6/01/12	BMA	3.628%	$(1,265)
CitiGroup, Inc.	2,200	11/10/26	3.884%	BMA	80,312
JPMorgan Chase	900	10/01/07	BMA	3.635%	(408)
JPMorgan Chase	6,100	11/10/11	BMA	3.482%	(63,170)
Merrill Lynch	900	7/12/08	BMA	3.8154%	1,507
Merrill Lynch	235	2/12/12	BMA	3.548%	(2,032)
Merrill Lynch	3,600	8/01/16	BMA	4.071%	28,671

(a)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.
(b)	Variable rate coupon, rate shown as of June 30, 2007.
(c)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

Glossary:
AMBAC	—	American Bond Assurance Corporation
AMT	—	Alternative Minimum Tax (subject to)
BMA	—	Bond Market Association
CDD	—	Community Development District
COP	—	Certificate of Participation
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance Inc.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
HFA	—	Housing Finance Authority
IDR	—	Industrial Development Revenue
MBIA	—	Municipal Bond Investors Assurance
MFHR	—	Multi-Family Housing Revenue
PCR	—	Pollution Control Revenue
RADIAN	—	Radian Group, Inc.
SFMR	—	Single Family Mortgage Revenue

AllianceBernstein Municipal Income Fund

II—Pennsylvania Portfolio

Portfolio of Investments

June 30, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS—97.2%
Long-Term Municipal Bonds—94.4%
Pennsylvania—76.3%
Alleghany Cnty IDA
5.00%, 9/01/21	$500	$502,300
Allegheny Cnty Higher Ed (Thiel College)
ACA Series 99A
5.375%, 11/15/19 – 11/15/29	2,500	2,542,045
Allegheny Cnty Hlth Fac (South Hills Hlth)
Series 00B
6.75%, 5/01/25	1,555	1,669,666
Allegheny Cnty Hlth Rev (Residential Resources)
Series 01
6.60%, 9/01/31	1,540	1,691,798
Allegheny Cnty PA Hosp
5.00%, 11/15/17 – 11/15/28	1,000	990,548
Allegheny Cnty PCR (USX Corp.)
Series 98
5.50%, 12/01/29	2,680	2,746,678
Allegheny Cnty Redev Auth Rev (Pittsburgh Mills Proj)
5.60%, 7/01/23	1,500	1,576,710
Allegheny Cnty San Auth Swr Rev
MBIA Series 05A
5.00%, 12/01/24	7,490	7,786,604
Butler Cnty
FGIC Series 03
5.25%, 7/15/26 (a)	1,625	1,731,925
Chester Upland Sch Dist
4.30%, 5/15/14	1,705	1,695,912
Coatesville PA Sch Dist FSA
5.00%, 8/01/23 (b)	6,500	6,807,450
Crawford Cnty Hlth Fac (Westbury Methodist)
Series 99
6.25%, 8/15/29	1,600	1,626,464

Delaware Cnty Higher Ed (Eastern College)
Series 99
5.625%, 10/01/28	2,500	2,518,800
Ephrata Area Sch Dist (Prerefunded)
FGIC Series 05
5.00%, 3/01/22	1,000	1,060,590
Harrisburg Airport Auth (Susquehanna Arpt Proj) AMT
Series 99
5.50%, 1/01/24	3,490	3,426,971
Lancaster Swr Auth Rev
MBIA Series 04
5.00%, 4/01/22	1,330	1,376,803
Lehigh Northampton Arpt Rev AMT
MBIA Series 00
6.00%, 5/15/30	4,400	4,571,468
Lycoming Cnty Higher Ed (College of Technology)
AMBAC Series 02
5.25%, 5/01/32	2,250	2,325,240
McKean Cnty Hosp Auth Rev (Bradford Hosp Proj)
5.00%, 10/01/17	1,205	1,228,546
Meadville PA GO
5.00%, 10/01/25	3,080	3,189,124
Montgomery Cnty Higher Ed (Beaver College)
RADIAN Series 99
5.70%, 4/01/27	6,000	6,187,620
Montgomery Cnty Hosp Rev (Abington Mem Hosp)
Series 02A
5.125%, 6/01/32	3,000	3,047,940
Montgomery Cnty IDA (Whitemarsh Continuing Care Ret Comm)
6.00%, 2/01/21	415	434,488
New Wilmington PA Mun Auth
5.00%, 5/01/27	1,040	1,050,379
Pennsylvania Eco Dev Auth (30th St Station ) AMT
ACA Series 02
5.875%, 6/01/33	3,485	3,694,414
Pennsylvania Eco Dev Auth (Amtrak) AMT
Series 01A
6.375%, 11/01/41	3,000	3,189,060
Pennsylvania Hgr Ed Hosp Rev (UPMC Health Sys)
Series 01A
6.00%, 1/15/31	2,405	2,553,292
Pennsylvania Higher Ed (Dickinson College)
RADIAN Series 03AA-1
5.00%, 11/01/26	1,000	1,013,990

Pennsylvania Higher Ed Facs Auth Rev (Univ Health Sys)
AMBAC Series 05A
5.00%, 8/15/20	2,000	2,086,580
Philadelphia Auth IDR (Leadership Learning Partners)
Series 05A
5.25%, 7/01/24	350	349,451
Philadelphia Auth Indl Dev Lease Rev
FSA Series 01B
5.25%, 10/01/30	8,000	8,257,840
Philadelphia Gas Wks Rev
ASSURED GTY Series 04A-1
5.25%, 9/01/19	1,015	1,066,136
Philadelphia Sch Dist Lease Rev
FSA Series 03
5.25%, 6/01/26 (c)	5,000	5,322,950
Pittsburgh GO
FSA Series 06C
5.25%, 9/01/17	5,000	5,383,550
Pittsburgh Pub Pkg Auth Pkg Rev
FGIC Series 05A
5.00%, 12/01/19	2,435	2,540,119
Pittsburgh Urban Redev Auth SFMR (Mortgage Rev) AMT
FHA Series 97A
6.25%, 10/01/28	790	806,179
Potter Cnty Hosp Rev (Charles Cole Memorial)
RADIAN Series 96
6.05%, 8/01/24	4,340	4,390,344
South Central Gen Auth (Wellspan Health)
MBIA Series 01
5.25%, 5/15/31	795	837,890
South Central Hosp Rev (Prerefunded)
MBIA Series 01
5.25%, 5/15/31	3,905	4,121,415
Southcentral Gen Auth Rev (Hanover Hosp, Inc.)
5.00%, 12/01/25	1,570	1,596,878
State Pub Sch Bldg Auth Sch Rev (Colonial Northampton Inter Unit 20)
FGIC Series 05
5.00%, 5/15/26	2,025	2,096,726
Wilkes-Barre PA Fin Auth
5.00%, 3/01/22	510	515,809

		111,608,692

Florida—3.3%
Collier Cnty IDR (Southern State Util) AMT
Series 96
6.50%, 10/01/25	400	404,676
Crossings at Fleming Island CDD (Eagle Harbor)
Series 00C
7.10%, 5/01/30	2,000	2,102,760
Double Branch CDD (Oakleaf Village)
Series 02A
6.70%, 5/01/34	1,015	1,110,907
Hammock Bay CDD (Special Assessment)
Series 04A
6.15%, 5/01/24	300	315,384
Northern Palm Beach Assessment Dist (Unit Development 27B)
Series 02
6.40%, 8/01/32	910	944,962

		4,878,689

Guam—0.7%
Guam Govt (Water & Waste Sys Rev)
Series 05
6.00%, 7/01/25	500	539,250
Guam Intl Airport Auth
MBIA Series 03B
5.25%, 10/01/23	500	526,555

		1,065,805

Illinois—1.6%
Antioch Village Spcl Svc Area (Deercrest Proj)
Series 03
6.625%, 3/01/33	1,000	1,044,670
Plano Spl Svc Area No. 3 Spl Tax (Lakewood Springs Proj)
Series 05A
5.95%, 3/01/28	465	480,824
Yorkville Cmnty Fac Dist (Raintree Village)
Series 03
6.875%, 3/01/33	800	847,912

		2,373,406

Puerto Rico—9.6%
Puerto Rico Comwlth GO (Pub Impt)
5.25%, 7/01/23	500	525,960
Series 01A
5.50%, 7/01/19	500	544,000
Puerto Rico Comwlth Hwy & Transp Auth Rev
FGIC Series 03
5.25%, 7/01/14	3,195	3,402,324

Puerto Rico Elec Pwr Auth
5.00%, 7/01/22	800	829,288
Puerto Rico Hwy & Transp Auth
5.00%, 7/01/27	4,000	4,156,964
FGIC Series 03G
5.25%, 7/01/14	3,335	3,551,408
Puerto Rico Municipal Fin Agy
Series 05A
5.25%, 8/01/23	300	314,664
Univ of Puerto Rico Rev
5.00%, 6/01/22	655	674,421

		13,999,029

Virgin Islands—1.8%
Virgin Islands Pub Fin Auth
FSA Series 03
5.00%, 10/01/13 – 10/01/14	675	715,163
5.25%, 10/01/15 – 10/01/17	1,840	1,976,642

		2,691,805

Washington—1.1%
Washington St Hsg Fin Commission
3.74%, 1/01/34 (a)(d)	1,565	1,565,000

Total Long-Term Municipal Bonds (cost $133,281,908)		138,182,426

Short-Term Municipal Notes—2.8%
Alaska—1.2%
Valdez Ak Frn Dd
3.85%, 12/01/33 (a)(d)	700	700,000
Valdez Alaska Marine Term Rev (BP Pipelines, Inc. Proj)
3.92%, 7/01/37 (a)(d)	200	200,000
Valdez Marine Term Rev (BP Pipelines, Inc. Proj)
Series 03A
3.92%, 6/01/37 (a)(d)	500	500,000
Series 03B
3.92%, 7/01/37 (a)(d)	300	300,000

		1,700,000

Colorado—0.4%
Colorado Educational & Cultural Fac Auth.
3.86%, 2/01/34 (a)(d)	500	500,000

Illinois—0.9%
Romoeoville IL Rev Frn
3.86%, 10/01/36 (a)(d)	1,300	1,300,000

Texas—0.3%
Lower Neches Vlly Auth IDC Exempt Facs Rev (Ref ExxonMobil Proj)
3.85%, 11/01/29 (a)(d)	500	500,000

Total Short-Term Municipal Notes (cost $4,000,000)		4,000,000

Total Municipal Obligations (cost $137,281,908)		142,182,426

SHORT-TERM INVESTMENTS—0.1%
Time Deposit—0.1%
The Bank of New York
4.25%, 7/02/07 (cost $175,000)	175	175,000

Total Investments—97.3% (cost $137,456,908)		142,357,426
Other assets less liabilities—2.7%		4,001,647

Net Assets—100.0%		$146,359,073

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
CitiGroup, Inc.	$185	6/01/12	BMA	3.628%	$(1,088)
CitiGroup, Inc.	1,900	11/10/26	3.884%	BMA	69,361
JPMorgan Chase	800	10/01/07	BMA	3.635%	(362)
JPMorgan Chase	5,300	11/10/11	BMA	3.482%	(54,886)
Merrill Lynch	700	7/12/08	BMA	3.8154%	1,172
Merrill Lynch	205	2/12/12	BMA	3.548%	(1,773)

(a)	Position, or a portion thereof, has been segregated to collateralize when issued securities.
(b)	When-Issued security.
(c)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.
(d)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

Glossary:
ACA	—	American Capital Access Financial Guaranty Corporation
AMBAC	—	American Bond Assurance Corporation
AMT	—	Alternative Minimum Tax (subject to)
ASSURED GTY	—	Assured Guaranty
BMA	—	Bond Market Association
CDD	—	Community Development District
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Administration
FSA	—	Financial Security Assurance Inc.
GO	—	General Obligation
IDA	—	Industrial Development Authority/Agency
IDR	—	Industrial Development Revenue
MBIA	—	Municipal Bond Investors Assurance
PCR	—	Pollution Control Revenue
RADIAN	—	Radian Group, Inc.
SFMR	—	Single Family Mortgage Revenue
XLCA	—	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund

II—Virginia Portfolio

Portfolio of Investments

June 30, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS—98.1%
Long-Term Municipal Bonds—97.3%
Virginia—78.5%
Albemarle Cnty Ed Fac (The Convent School)
Series 01A
7.75%, 7/15/32	$4,260	$4,633,474
Arlington Cnty IDA Rev Sew Rev (Ogden Martin) AMT
FSA Series 98B
5.25%, 1/01/09	2,295	2,336,723
Arlington Cnty MFHR (Arlington View Terrace) AMT
FNMA Series 01
5.15%, 11/01/31	1,550	1,584,255
Arlington IDA Hosp Rev (Arlington Hlth Sys) (Prerefunded)
Series 01
5.25%, 7/01/31	5,900	6,230,931
Bell Creek CDD
Series 03A
6.75%, 3/01/22	300	299,328
Broad Street CDD (Parking Fac)
Series 03
7.50%, 6/01/33	1,500	1,676,040
Celebrate North CDD
Series 03B
6.60%, 3/01/25	1,250	1,325,900
Chesterfield Cnty (Elec & Pwr Co)
Series 02
5.875%, 6/01/17	3,800	4,018,386
Dinwiddie Cnty IDA (Lease Rev)
MBIA Series 04B
5.00%, 2/15/24	3,200	3,296,000
Dulles Town CDA (Dulles Town Ctr Proj)
Series 98
6.25%, 3/01/26	2,035	2,088,439
Fairfax Cnty VA Economic Dev
5.00%, 10/01/22	1,000	1,006,700

Fairfax Wtr Auth Rev
Series 02
5.00%, 4/01/32 (a)	3,380	3,452,602
Greater Richmond Hotel Tax Rev (Convention Ctr Proj)
Series 00
6.25%, 6/15/32	6,000	6,443,760
Hampton Convention Ctr Rev
AMBAC Series 02
5.00%, 1/15/35 (b)	5,150	5,284,827
Harrisonburg MFHR (Greens of Salem Run) AMT
FSA Series 97
6.30%, 4/01/29	1,110	1,133,843
Harrisonburg VA IDA
5.00%, 8/15/22 – 8/15/25	7,850	8,155,941
James City Cnty Solid Waste Rev (Anheuser Busch Proj) AMT
Series 97
6.00%, 4/01/32	4,200	4,242,168
James City Cnty VA Econ Dev
5.00%, 6/15/22	4,385	4,602,145
Newport Comnty Dev Auth (Spl Assmt)
5.50%, 9/01/26	1,000	1,031,330
Newport News Hlth Care Fac (Mennowood)
GNMA Series 96A
6.25%, 8/01/36	2,580	2,647,209
Newport News MFHR (Walker Village Proj) AMT
GNMA Series 02A
5.55%, 9/20/34	1,880	1,925,872
5.65%, 3/20/44	1,660	1,695,839
Norfolk Airport Auth Rev (Air Cargo) AMT
Series 02
6.25%, 1/01/30	990	1,043,054
Norfolk Airport Auth Rev AMT
FGIC Series 01B
5.30%, 7/01/25	10,000	10,278,100
Northwestern Regl Jail Auth Facs Rev
5.00%, 7/01/25	1,500	1,551,885
Pocahontas Pkwy Assoc Toll Rd Rev (Cap Appreciation) Sr (Prerefunded)
Series 98B
0.00%, 8/15/15	750	494,768
Portsmouth Virginia GO (Prerefunded Ref & Pub Util)
FGIC Series B
5.00%, 6/01/26	1,405	1,420,694

Portsmouth Virginia GO (Unrefunded Ref Pub Util)
FGIC Series B
5.00%, 6/01/26	95	95,690
Prince William MFHR (Woodwind Gables) AMT
AMBAC Series 01A
5.30%, 12/01/34	2,860	2,920,603
Reynolds Crossing CDD MBIA
5.10%, 3/01/21	2,150	2,151,204
Richmond
FSA Series 05A
5.00%, 7/15/22	2,500	2,610,800
Suffolk VA
5.00%, 2/01/20	3,000	3,172,920
Upper Occoquan Sew Auth Rev
5.00%, 7/01/25	2,500	2,600,100
Virginia Beach MFHR (Beth Sholom Terrace)
GNMA Series 02
5.40%, 4/01/44	2,900	3,007,387
Virginia Beach Wtr & Swr Rev
5.00%, 10/01/30	2,000	2,065,280
Virginia Biotechnology Auth (Consolidated Laboratories Proj)
Series 01
5.00%, 9/01/21	4,170	4,294,183
Virginia College Bldg Auth
5.00%, 4/01/23	1,000	1,029,460
Virginia College Bldg Auth Facs (Pub Higher Ed Financing Prog)
Series 05A
5.00%, 9/01/16 – 9/01/17	11,725	12,387,092
Virginia HDA SFMR (Mortgage Rev) AMT
Series 01D
5.40%, 6/01/24	3,155	3,213,683
Virginia HDA MFHR (Rental Hsg) AMT
Series 02B
5.50%, 4/01/27	5,000	5,100,950
Series 99
5.95%, 2/01/23	5,525	5,652,628
Virginia Port Auth Rev (Newport News) AMT
Series 02
5.00%, 7/01/27	1,000	1,018,880
5.125%, 7/01/24	4,000	4,126,320

		139,347,393

District Of Columbia—5.4%
Metropolitan Washington Airport Rev AMT
Series 97B
5.50%, 10/01/23	9,410	9,538,070

Florida—1.8%
Fleming Island Plantation CDD
Series 00B
7.375%, 5/01/31	3,000	3,301,020

Georgia—0.3%
Atlanta Tax Allocation (Eastside Proj)
Series 05B
5.60%, 1/01/30	500	514,185

Illinois—0.9%
Plano Spl Svc Area No. 3 Spl Tax (Lakewood Springs Proj)
Series 05A
5.95%, 3/01/28	465	480,824
Yorkville Cmnty Fac Dist (Raintree Village)
Series 03
6.875%, 3/01/33	1,000	1,059,890

		1,540,714

Puerto Rico—10.4%
Puerto Rico Comwlth GO (Pub Impt)
Series 01A
5.50%, 7/01/19	500	544,000
Puerto Rico Comwlth Govt Dev Bank (Sr Notes)
Series 06B
5.00%, 12/01/15	500	520,870
Puerto Rico Comwlth Hwy & Transp Auth Rev
FGIC Series 03
5.25%, 7/01/14	1,760	1,874,206
Puerto Rico Elec Pwr Auth
5.50%, 7/01/17	5,000	5,543,050
Puerto Rico Elec Pwr Auth
5.00%, 7/01/20	800	831,240
Puerto Rico HFA (Cap Fd Prog)
5.00%, 12/01/20	4,870	5,026,424
Puerto Rico Hwy & Transp Auth
FGIC Series 03G
5.25%, 7/01/14	1,840	1,959,398
Puerto Rico Municipal Fin Agy
Series 05A
5.25%, 8/01/23	340	356,619
Univ of Puerto Rico Rev
5.00%, 6/01/22	1,740	1,791,591

		18,447,398

Total Long-Term Municipal Bonds (cost $168,912,409)		172,688,780

Short-Term Municipal Notes—0.8%
Alaska—0.5%
Valdez Marine Term Rev (BP Pipelines, Inc. Proj)
Series 03B
3.92%, 7/01/37 (c)	1,000	1,000,000

Rhode Island—0.3%
Rhode Island Hlth & Ed Frn Dd
3.88%, 9/01/32 (c)	500	500,000

Total Short-Term Municipal Notes (cost $1,500,000)		1,500,000

Total Municipal Obligations (cost $170,412,409)		174,188,780

SHORT-TERM INVESTMENTS—0.5%
Time Deposit—0.5%
The Bank of New York
4.25%, 7/02/07 (cost $869,000)	869	869,000

Total Investments—98.6% (cost $171,281,409)		175,057,780
Other assets less liabilities—1.4%		2,468,386

Net Assets—100.0%		$177,526,166

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
CitiGroup, Inc.	$225	6/01/12	BMA	3.628%	$(1,323)
CitiGroup, Inc.	2,300	11/10/26	3.884%	BMA	83,963
JPMorgan Chase	900	10/01/07	BMA	3.635%	(408)
JPMorgan Chase	6,400	11/10/11	BMA	3.482%	(66,277)
Merrill Lynch	900	7/12/08	BMA	3.8154%	1,507
Merrill Lynch	250	2/12/12	BMA	3.548%	(2,162)

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2007	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. Treasury Note 10 Yr Future	70	September 2007	$7,461,825	$7,399,219	$(62,606)

(a)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of this security amounted to $127,685.
(b)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.
(c)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

Glossary:
AMBAC	—	American Bond Assurance Corporation
AMT	—	Alternative Minimum Tax (subject to)
BMA	—	Bond Market Association
CDA	—	Community Development Administration
CDD	—	Community Development District
FGIC	—	Financial Guaranty Insurance Company
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance Inc.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
HDA	—	Housing Development Authority
HFA	—	Housing Finance Authority
IDA	—	Industrial Development Authority/Agency
MBIA	—	Municipal Bond Investors Assurance
MFHR	—	Multi-Family Housing Revenue
SFMR	—	Single Family Mortgage Revenue

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant AllianceBernstein Municipal Income Fund II)

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	August 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	August 20, 2007

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 20, 2007